Financial Instruments and Financial Risk Management - Summary of Sensitivity Analysis (Details) - Currency Risk - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	$ (1,037,343)	$ (858,168)
Long-term debt designated as investment hedge	1,080,000	900,000
Net balance sheet exposure	42,657	41,832
1-cent Increase
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	(7,653)	(6,791)
Long-term debt designated as investment hedge	7,968	7,122
Net balance sheet exposure	315	331
1-cent Decrease
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	7,653	6,791
Long-term debt designated as investment hedge	(7,968)	(7,122)
Net balance sheet exposure	$ (315)	$ (331)